Debt (Details) (USD $)	12 Months Ended			12 Months Ended				12 Months Ended				1 Months Ended				1 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Apr. 02, 2011 2011 Credit Agreement	Dec. 31, 2011 2011 term loan A	Apr. 02, 2011 2011 term loan A	Dec. 31, 2011 2011 term loan A Minimum	Dec. 31, 2011 2011 term loan A Maximum	Dec. 31, 2011 2011 term loan B	Apr. 02, 2011 2011 term loan B	Dec. 31, 2011 2011 term loan B Minimum	Dec. 31, 2011 2011 term loan B Maximum	Apr. 30, 2011 2005 term loan	Apr. 02, 2011 2005 term loan	Dec. 31, 2010 2005 term loan	Apr. 02, 2011 2005 term loan Maximum	Apr. 30, 2011 2005 revolving credit facility	Apr. 02, 2011 2005 revolving credit facility	Apr. 02, 2011 2005 revolving credit facility Maximum	Dec. 31, 2011 Revolving Credit Facility	Apr. 02, 2011 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility Minimum	Dec. 31, 2011 Revolving Credit Facility Maximum	Dec. 31, 2011 Other	Dec. 31, 2010 Other
Debt instrument
Total debt	$ 2,325,715,000	$ 168,473,000		$ 894,837,000				$ 1,333,163,000						$ 136,062,000					$ 10,000,000				$ 87,715,000	$ 32,411,000
Less current debt	(56,695,000)	(13,903,000)
Total long term debt	2,269,020,000	154,570,000
Weighted average stated interest rate (as a percent)				3.44%				4.00%											3.28%
Debt repayment schedule excluding interest
2012	56,695,000			19,837,000																			36,858,000
2013	109,715,000			82,500,000																			27,215,000
2014	130,030,000			112,500,000																			17,530,000
2015	523,558,000			517,500,000																			6,058,000
2016	182,717,000			162,500,000				10,163,000											10,000,000				54,000
Thereafter	1,323,000,000							1,323,000,000
Debt agreements
Principal amount of credit agreement					950,000,000				1,400,000,000				450,000,000
Revolving credit facility, maximum borrowing capacity			2,725,000,000														300,000,000			375,000,000
Debt instrument, description of variable rate basis				LIBOR or CDOR				LIBOR or CDOR				LIBOR				LIBOR			LIBOR or CDOR
Quarterly principal payments of term loan												400,000
Commitment fee on the unused portion (as a percent)																0.50%			0.50%
Outstanding standby letters of credit																			71,200,000
Availability for future borrowings under the Revolver																			$ 293,800,000
Rate of LIBOR floor (as a percent)								1.00%
Basis spread on variable rate (as a percent)						2.25%	3.00%			2.75%	3.00%				3.00%			4.00%			2.25%	3.00%